PROVISIONS (Tables)	6 Months Ended
Jun. 30, 2024
Classes of other provisions [abstract]
Schedule of provisions

In millions	Product warranty	Restructuring	Other	Total
Balance at January 1, 2024	$24.2	$2.2	$9.0	$35.4
Translation differences	(0.6)	-	(0.6)	(1.2)
Provisions made during the period	2.6	7.9	0.4	10.9
Provisions used during the period	(2.8)	(7.7)	(0.4)	(10.9)
Provisions reversed during the period	(0.6)	-	-	(0.6)
Balance at June 30, 2024	$22.8	$2.4	$8.4	$33.6

Long-term provisions				$5.4
Current provisions				28.2
Total				$33.6